Earnings/(losses) from associates - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Earnings/(losses) from associates	£ 36,000,000	£ 70,000,000	£ (60,000,000)
Investments accounted for using equity method	253,000,000	287,000,000	305,000,000
Restructuring and transformation costs	251,000,000	196,000,000	219,000,000
Kantar
Disclosure of associates [line items]
Non-refundable distribution received		£ 45,000,000	0
Investments accounted for using equity method	0
Kantar
Disclosure of associates [line items]
Non-refundable distribution received	£ 2,000,000
Amortisation and impairment of acquired intangible assets other than goodwill			76,000,000
Restructuring and transformation costs			£ 55,000,000